Mutual Funds	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Mutual Funds
20.	MUTUAL FUNDS

As of December 31, 2018 and 2017, Banco Supervielle S.A. is the depository of the Mutual Funds managed by Supervielle Asset Management S.A.

	Portfolio		Net Worth		Number of Units
Mutual Fund	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Premier Renta C.P. Pesos	5,383,139	4,161,212	5,373,434	2,814,953	1,475,029,312	310,154,313
Premier Renta Plus en Pesos	372,537	5,181,498	360,626	3,491,099	49,671,811	388,251,454
Premier Renta Fija Ahorro	3,351,833	12,143,284	3,275,490	8,071,548	136,640,472	304,239,464
Premier Renta Fija Crecimiento	43,644	491,381	43,322	328,987	4,369,322	23,616,268
Premier Renta Variable	159,411	314,984	146,952	208,183	8,130,311	8,180,868
Premier FCI Abierto Pymes	410,434	801,872	409,705	542,038	99,122,237	114,190,778
Premier Commodities	5,793	15,023	5,155	9,942	1,599,150	2,217,205
Premier Capital	180,572	677,451	180,362	454,807	67,052,867	129,624,410
Premier Inversión	179,267	1,315,348	179,023	889,141	888,100,323	3,590,757,014
Premier Balanceado	612,858	696,010	612,374	470,440	359,887,367	238,318,110
Premier Renta Mixta	58,586	—	58,557	—	44,863,120	—
Premier Renta Mixta en USD	471,329	5,187,996	4,695,131	3,391,707	13,892,155	110,928,210
Premier Performance en USD	2,372,279	—	2,360,235	—	62,805,294	—